UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ];  Amendment Number: ________
This Amendment (check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Martin Capital Management, LLC
Address:  307 South Main Street
          Elkhart, IN  46516

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:   Frank K. Martin
Title:  Managing Partner
Phone:  (219) 293-2077

Signature, Place, and Date of Signing:

   /s/ Frank K. Martin
   Elkhart, Indiana
   February 7, 2001

Report Type:

[X]   13F HOLDING REPORT.

[ ]   13F NOTICE

[ ]   13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total:     30 items

Form 13F Information Table Value Total:  $151,777 (in thousands)

List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(2) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and
list entries.]   None

No. __________________________________________________________________

Form 13F File Number 28-______________________________________________

Name _________________________________________________________________

[Repeat as necessary.]

FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                TITLE OF                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          CLASS        CUSIP      (x$1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS     SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO.           COM           025816109    1,805    32,850            SOLE                   32,850
ATLANTIS PLASTICS              COM           049156102       36    10,400            SOLE                   10,400
BANK ONE CORP                  COM           06423A103      403    11,000            SOLE                   11,000
BELDEN, INC.                   COM           077459105   14,790   582,850            SOLE                  571,950          10,900
BERKSHIRE HATHAWAY - B         COM           084670207   10,308     4,379            SOLE                    4,280              99
CITIGROUP INC                  COM           172967101      204     4,000            SOLE                    4,000
CLAYTON HOMES                  COM           184190106   22,004 1,913,400            SOLE                1,872,100          41,300
CNA SURETY CORP.               COM           12612L108    1,446   101,452            SOLE                  101,452
FRANKLIN ELECTRIC              COM           353514102      267     3,900            SOLE                    3,900
GILLETTE CO.                   COM           375766102    7,737   214,165            SOLE                  209,165           5,000
HEARTLAND EXPRESS              COM           422347104   18,400   806,554            SOLE                  789,254          17,300
HON INDUSTRIES                 COM           438092108   12,289   481,925            SOLE                  471,575          10,350
INTERPUBLIC GROUP              COM           460690100      379     8,900            SOLE                    8,900
KAYDON CORP.                   COM           486587108      473    19,000            SOLE                   19,000
KEYCORP                        COM           493267108      256     9,130            SOLE                    9,130
LEGGETT AND PLATT              COM           524660107   12,812   676,550            SOLE                  662,950          13,600
MCDONALD'S CORP.               COM           580135101    2,614    76,870            SOLE                   76,870
MERCURY GENERAL                COM           589400100   11,013   251,000            SOLE                  245,650           5,350
MUELLER INDUSTRIES, INC.       COM           624756102      729    27,185            SOLE                   27,185
OAKWOOD HOMES CORP.            COM           674098108      203    11,000            SOLE                   10,000           1,000
PROGRESSIVE CORP.              COM           743315103   11,416   110,170            SOLE                  107,800           2,370
PROVIDIAN FINANCIAL CORP       COM           74406A102      207     3,600            SOLE                    3,600
QUALITY DINING, INC.           COM           74756P105      103    50,000            SOLE                        0          50,000
SCHERING PLOUGH CORP.          COM           806605101      454     8,000            SOLE                    8,000
SKYLINE CORPORATION            COM           830830105      481    25,400            SOLE                   20,400           5,000
SUPREME INDS INC CLASS A       COM           868607102       89    31,500            SOLE                   31,500
TORCHMARK                      COM           891027104   10,340   269,000            SOLE                  263,800           5,200
WABASH NATIONAL CORP.          COM           929566107    9,427 1,092,980            SOLE                1,071,555          21,425
WALT DISNEY HOLDING COMPANY    COM           254687106      394    13,600            SOLE                   13,600
WELLS FARGO & CO               COM           949746101      702    12,600            SOLE                   12,600
